Provision for tax, civil and labor losses and Judicial deposits and escrow accounts (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Changes in provision
Beginning balance	R$ 646,850	R$ 613,933
Business combination	2,504	1,231
Additions	6,648	3,594
Reversals	(45,450)	(5,580)
Interest	42,063	34,300
Payments	(1,363)	(628)
Ending balance	651,252	646,850
Reconciliation with profit or loss for the period
Finance expense	(42,063)	(34,300)
General and administrative expenses, Additions	(6,648)	(3,594)
General and administrative expenses, Reversals	21,747	5,580
Income tax and social contribution, Reversals	23,703
Addition (Total)	(6,648)	(3,594)
Reversal (Total)	45,450	5,580
Interest (Total)	(42,063)	(34,300)
Tax proceedings
Changes in provision
Beginning balance	607,084	575,724
Business combination	749	0
Additions	2,904	16
Reversals	(27,790)	(262)
Interest	41,261	31,623
Payments	(1,019)	(17)
Ending balance	623,189	607,084
Reconciliation with profit or loss for the period
Addition (Total)	(2,904)	(16)
Reversal (Total)	27,790	262
Interest (Total)	(41,261)	(31,623)
Labor proceedings
Changes in provision
Beginning balance	38,159	37,896
Business combination	1,755	0
Additions	3,376	3,468
Reversals	(16,045)	(5,294)
Interest	776	2,636
Payments	(454)	(547)
Ending balance	27,567	38,159
Reconciliation with profit or loss for the period
Addition (Total)	(3,376)	(3,468)
Reversal (Total)	16,045	5,294
Interest (Total)	(776)	(2,636)
Civil proceedings
Changes in provision
Beginning balance	1,607	313
Business combination	0	1,231
Additions	368	110
Reversals	(1,615)	(24)
Interest	26	41
Payments	110	(64)
Ending balance	496	1,607
Reconciliation with profit or loss for the period
Addition (Total)	(368)	(110)
Reversal (Total)	1,615	24
Interest (Total)	R$ (26)	R$ (41)